Deferred Revenue - Summary of Contract Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities [abstract]
Non-current	¥ 179	¥ 148
Current	3,096	2,854
Contract liabilities	¥ 3,275	¥ 3,002